Accounts receivable	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Accounts receivable
Accounts receivable
The following is a table summarizing our accounts receivable as of December 31, 2019 and 2018:

	At December 31,
In thousands of U.S. dollars	2019	2018
Scorpio MR Pool Limited	$44,739	$33,288
Scorpio LR2 Pool Limited	17,689	24,563
Scorpio LR1 Pool Limited	9,000	3,705
Scorpio Handymax Tanker Pool Limited	2,984	4,559
Scorpio Aframax Pool Limited	—	63
Scorpio Commercial Management S.A.M.	—	2,511
Receivables from the related parties	74,412	68,689

Insurance receivables	1,322	204
Freight and time charter receivables	962	22
Other receivables	1,478	803
	$78,174	$69,718

Scorpio MR Pool Limited, Scorpio LR2 Pool Limited, Scorpio Handymax Tanker Pool Limited, Scorpio LR1 Pool Limited and Scorpio Aframax Pool Limited are related parties, as described in Note 17. Amounts due from the Scorpio Pools relate to income receivables and receivables for working capital contributions which are expected to be collected within one year. The amounts receivable from the Scorpio Pools as of December 31, 2019 and 2018 include $24.3 million and $22.9 million, respectively, of working capital contributions made on behalf of our vessels to the Scorpio Pools.
Receivables from Scorpio Commercial Management S.A.M. ("SCM") primarily represent amounts due from the agreement to reimburse a portion of the commissions that SCM charges the Company’s vessels (as described in Note 17) to effectively reduce such commissions to 0.85% of gross revenue per charter fixture. This agreement was effective from September 1, 2018 and ended on June 1, 2019, and the amount due at December 31, 2018 represents the reimbursement earned from September 1, 2018 through December 31, 2018.
Insurance receivables primarily represent amounts collectible on our insurance policies in relation to vessel repairs.
Freight and time charter receivables represent amounts collectible from customers for our vessels operating on time charter or in the spot market.
We consider that the carrying amount of accounts receivable approximates their fair value due to the short maturity thereof. Accounts receivable are non-interest bearing. At December 31, 2019 and December 31, 2018, no material receivable balances were either past due or impaired.